Income Taxes - Summary of composition of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes
Current income tax expense/(benefit)	¥ (4,673)	$ (640)	¥ 5,166	¥ 26,211
Deferred income tax benefit	(13,670)	(1,873)	(6,093)	(5,209)
Total income tax expense/(benefit)	¥ (18,343)	$ (2,513)	¥ (927)	¥ 21,002